Business And Credit Concentrations, Major Customers And Geographic Information (Tables)	12 Months Ended
Oct. 31, 2012
Business And Credit Concentrations, Major Customers And Geographic Information [Abstract]
Schedule Of Revenue Attributed To United States And All Other Countries

	Years ended October 31,
	2012	2011	2010

United States	$62,010,259	$55,575,212	$49,533,950
Outside the United States	21,513,071	17,764,379	17,972,224

Total net sales	$83,523,330	$73,339,591	$67,506,174